COMMITMENTS (Tables)	12 Months Ended
Sep. 30, 2018
Commitments [Abstract]
Schedule of commitments
Contractual obligations	2019		2020		2021		2022		2023

Minimum annual royalty per License Agreement (Note 6)	C$	85,000	C$	85,000	C$	85,000	C$	85,000	C$	85,000
Collaborative Research Agreement with BC Cancer Agency		174,037		-		-		-		-

Total (in C$)	C$	259,037	C$	85,000	C$	85,000	C$	85,000	C$	85,000

SVB loan payments (Note 7)		$3,210,752		$4,032,332		$-		$-		$-
Lease on US office spaces		$115,906		$119,383		$70,670		$-		$-